Inventory (Tables)	3 Months Ended
Mar. 31, 2015
Inventory [Abstract]
Schedule Of Inventory

	March 31, 2015	December 31, 2014
Finished goods	$1,903	$2,096
Raw materials	698	507
	$2,601	$2,603